Equity-Based Compensation (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 29, 2019	Aug. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Share Plan | Unvested restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum authorized amount as a percentage of shares authorized			5.00%
Number of shares authorized (in shares)			3,500,000
Shares granted automatically upon election to board of directors (in shares)			1,333
Restricted share vesting period			5 years
Granted (in shares)			0	15,000	0
Nonvested awards, compensation cost not yet recognized			$ 4,000,000.0
Nonvested awards, compensation cost not yet recognized, period for recognition			3 years 2 months 12 days
Share-based compensation expense			$ 1,300,000	$ 1,300,000	$ 1,200,000
Amended and Restated RSP | Unvested restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Benchmark basis for issuance		$ 30,000
Board chairman | Amended and Restated RSP | Unvested restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period		7 years
Granted (in shares)		300,000
Independent directors | Amended and Restated RSP | Unvested restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period		5 years
Granted (in shares)		25,000
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, issued for services (in shares)			0	0	0
Director | Restricted Share Plan | Unvested restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period	3 years
Granted (in shares)	15,000